Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2040 Fund	May 30, 2024
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.44%
Past 5 years	10.73%
Since Inception	7.96%	[1]
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	18.78%
Past 5 years	9.34%
Since Inception	6.88%	[1]
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.80%
Past 5 years	8.22%
Since Inception	6.12%	[1]
Fidelity Freedom Index 2040 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.47%
Since Inception	10.03%	[2]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.11%
F1907
Average Annual Return:
Past 1 year	19.58%
Past 5 years	10.86%
Since Inception	8.06%

[1]	A From June 24, 2015 .
[2]	B From June 24, 2020 .